Acquisitions - Fiscal 2016 Acquisitions Narrative (Details) - Stuart Weitzman Canada $ in Millions	May 01, 2016 USD ($) store website
Business Acquisition [Line Items]
Number of retail stores acquired | store	14
Number of e-commerce websites acquired | website	1
Cash paid in connection with the acquisition	$ 25.6
Purchase price hold-back amount, percent	10.00%
Purchase price hold-back period	18 months
Inventory acquired	$ 5.0
Inventory step-up adjustment	$ 0.9
Inventory step-up adjustment, amortization period	6 months
Purchase price hold-back liability	$ 2.6
Pre-tax acquisition costs	$ 0.0